Leases - Additional Information (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 15, 2022
Lessee, Lease, Description [Line Items]
Proceeds from sale of land held for sale	$ 100	$ 8,700
Off-market adjustment amount		$ 300
Maximum
Lessee, Lease, Description [Line Items]
Remaining lease terms	10 years
Minimum
Lessee, Lease, Description [Line Items]
Remaining lease terms	1 year
Sublease
Lessee, Lease, Description [Line Items]
Lease term	4 years
Sublese interest rate amount	$ 7,500
Increased percentage of sublease interest amount	3.00%
Total consideration from sale of subleased equipment	$ 109